Net Loss Per Share Attributable to Common Stockholders - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares subject to vesting (in shares)	2,807,500
Common Stock Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive common stock equivalents have been excluded from the computation of diluted net loss per share	18,100,000
Common Stock Warrants | Old Owlet
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive common stock equivalents have been excluded from the computation of diluted net loss per share		942,623
Preferred Stock Warrants | Old Owlet
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive common stock equivalents have been excluded from the computation of diluted net loss per share		889,765
Preferred Stock | Old Owlet
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive common stock equivalents have been excluded from the computation of diluted net loss per share		61,809,312
Convertible Notes | Old Owlet
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive common stock equivalents have been excluded from the computation of diluted net loss per share		5,651,609